UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2013

1.810688.109

RGM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 10.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 10.6%
U.S. Treasury Bills
5/1/14 to 5/22/14	0.08 to 0.10%	$ 143,000	$ 142,941
U.S. Treasury Notes
12/31/13 to 6/15/14	0.10 to 0.21	270,438	271,118
TOTAL TREASURY DEBT (Cost $414,059)			414,059
Government Agency Debt - 45.7%

Federal Agencies - 45.7%
Fannie Mae
12/18/13 to 10/21/15	0.14 to 0.20 (b)	200,724	200,856
Federal Farm Credit Bank
1/13/15	0.16 (b)	14,000	13,997
8/12/14 to 1/12/15	0.14 to 0.16 (b)	26,000	25,995
Federal Home Loan Bank
12/5/13 to 11/14/14	0.09 to 0.25 (b)	1,226,320	1,227,947
Freddie Mac
12/23/13 to 10/16/15	0.10 to 0.21 (b)	327,000	326,982
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,795,777)			1,795,777
Government Agency Repurchase Agreement - 41.0%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) #	$ 531,984	531,980
With:
Barclays Capital, Inc. at 0.1%, dated 10/17/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $46,925,996, 2.5% - 4.56%, 8/1/31 - 8/20/62)	46,008	46,000
BNP Paribas Securities Corp. at:
0.07%, dated 11/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $42,212,959, 1.63% - 6%, 5/1/14 - 11/20/43)	41,388	41,383
0.08%, dated 11/12/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $46,922,086, 1.63% - 7%, 4/1/16 - 11/20/43)	46,009	46,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citibank NA at 0.09%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $82,660,813, 4% - 6.5%, 5/1/40 - 11/20/43)	$ 81,040	$ 81,039
Credit Suisse Securities (U.S.A.) LLC at 0.12%, dated 9/10/13 due 1/8/14 (Collateralized by U.S. Government Obligations valued at $23,698,097, 4.5%, 11/25/39)	23,009	23,000
Deutsche Bank Securities, Inc. at 0.08%, dated 10/31/13 due 12/2/13 (Collateralized by U.S. Government Obligations valued at $21,421,524, 2.5% - 7%, 8/1/14 - 11/1/43)	21,001	21,000
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $7,750,792, 3.5%, 6/1/42)	7,597	7,596
0.12%, dated 11/25/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $62,182,692, 3.5% - 5.5%, 5/1/40 - 6/1/42)	60,973	60,961
0.15%, dated 10/15/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $4,892,431, 3.5%, 6/1/42)	4,794	4,793
Merrill Lynch, Pierce, Fenner & Smith at:
0.07%, dated:
11/5/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $58,127,901, 0% - 1.72%, 10/3/18 - 7/15/20)	56,992	56,985
11/12/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $42,841,715, 0%, 4/17/14)	42,002	42,000
11/12/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $42,841,715, 0%, 4/17/14)	42,005	42,000
0.08%, dated 11/14/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $37,946,652, 0.11%, 11/25/14)	37,202	37,200
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
9/11/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $17,345,530, 2.09% - 5.5%, 9/1/24 - 11/1/43)	17,006	17,000
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $12,243,475, 1.92% - 5.5%, 9/1/24 - 11/1/43)	12,004	12,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $10,201,627, 2.79% - 5%, 9/1/24 - 11/1/43)	10,004	10,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.15%, dated:
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at:
$11,223,413, 2.5% - 5.5%, 9/1/24 - 11/1/43	$ 11,006	$ 11,000
$9,182,792, 1.92% - 5.5%, 9/1/24 - 11/1/43)	9,004	9,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $10,201,744, 2.35% - 5%, 9/1/24 - 11/1/43)	10,005	10,000
11/19/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $10,200,553, 1.92% - 5.5%, 9/1/24 - 11/1/43)	10,004	10,000
0.16%, dated 11/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $19,382,412, 2% - 5.5%, 9/1/24 - 11/1/43)	19,010	19,000
0.17%, dated 9/9/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $13,265,260, 2.24% - 5.5%, 9/1/24 - 11/1/43)	13,007	13,000
0.18%, dated 9/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $5,102,270, 2.09% - 5.5%, 9/1/24 - 11/1/43)	5,003	5,000
0.2%, dated 9/3/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $19,389,691, 2.5% - 5.5%, 9/1/24 - 11/1/43)	19,019	19,000
Mizuho Securities U.S.A., Inc. at 0.15%, dated 11/21/13 due 12/6/13 (Collateralized by U.S. Treasury Obligations valued at $45,559,444, 0% - 5.25%, 12/26/13 - 11/1/42)	44,681	44,664
RBC Capital Markets Corp. at:
0.09%, dated 11/18/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $40,144,525, 2.38% - 5%, 10/1/25 - 11/1/43)	39,359	39,356
0.1%, dated:
11/15/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $62,008,729, 2.53% - 4.5%, 7/1/26 - 11/1/43)	60,800	60,790
11/18/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $40,144,682, 3% - 4.5%, 4/1/27 - 7/1/43)	39,363	39,356
11/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $41,314,208, 1.13% - 5%, 6/27/14 - 11/1/43)	40,510	40,503
UBS Securities LLC at 0.09%, dated 11/26/13 due 12/3/13 (Collateralized by U.S. Government Obligations valued at $63,112,137, 0.97% - 2.5%, 12/15/38 - 11/15/40)	61,274	61,273
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.12%, dated:
11/6/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $15,317,053, 1.5% - 5%, 10/23/19 - 8/1/43)	$ 15,005	$ 15,000
11/12/13 due 2/14/14 (Collateralized by U.S. Government Obligations valued at $82,028,902, 0.57% - 6%, 8/1/23 - 11/1/43)	80,025	80,000
0.13%, dated 11/15/13 due 2/13/14 (Collateralized by U.S. Government Obligations valued at $56,123,236, 0.57% - 5.5%, 7/1/20 - 11/1/43)	55,018	55,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,612,879)		1,612,879
Treasury Repurchase Agreement - 2.3%

With Mizuho Securities U.S.A., Inc. at 0.12%, dated 11/21/13 due 12/6/13 (Collateralized by U.S. Treasury Obligations valued at $93,243,659, 0.5% - 3.63%, 12/15/13 - 8/15/19) (Cost $91,412)	91,439	91,412
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost 3,914,127)		3,914,127
NET OTHER ASSETS (LIABILITIES) - 0.4%		17,631
NET ASSETS - 100%		$ 3,931,758
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$531,980,000 due 12/02/13 at 0.10%
BNY Mellon Capital Markets LLC	$ 62,969
Mizuho Securities USA, Inc.	469,011
$ 531,980
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $3,914,127,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2013

1.810718.109

RMM-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 44.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.7%
Citibank NA
12/19/13 to 3/25/14	0.21 to 0.32%	$ 635,000	$ 635,002
Fifth Third Bank, Cincinnati
2/3/14 to 2/18/14	0.30 to 0.32	72,000	72,000
Wells Fargo & Co.
3/12/14 to 3/28/14	0.19 (c)	70,000	70,000
Wells Fargo Bank NA
5/6/14	0.20	33,000	33,000
			810,002
London Branch, Eurodollar, Foreign Banks - 3.4%
HSBC Bank PLC
12/9/13	0.23	60,000	60,000
Mizuho Corporate Bank Ltd.
2/18/14	0.28	15,000	15,000
National Australia Bank Ltd.
2/21/14 to 4/8/14	0.20 to 0.25 (c)	399,000	399,000
			474,000
New York Branch, Yankee Dollar, Foreign Banks - 35.1%
Bank of Montreal Chicago CD Program
2/3/14 to 8/14/14	0.20 to 0.22 (c)	151,000	151,000
Bank of Nova Scotia
12/27/13 to 5/9/14	0.20 to 0.29 (c)	471,000	471,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/13/13 to 4/10/14	0.25 to 0.72 (c)	656,000	656,079
BNP Paribas New York Branch
12/6/13 to 12/11/13	0.21 to 0.22	87,000	87,000
Canadian Imperial Bank of Commerce
5/2/14 to 8/13/14	0.22 to 0.29 (c)	258,000	258,000
Credit Industriel et Commercial
12/2/13 to 12/6/13	0.15	355,000	355,000
Credit Suisse
1/7/14 to 6/9/14	0.29 to 0.32 (c)	231,000	231,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG New York Branch
12/27/13	0.21%	$ 64,000	$ 64,000
DnB NOR Bank ASA
12/20/13 to 1/31/14	0.20	37,000	37,002
Fortis Bank New York Branch
12/18/13	0.21	59,000	59,000
KBC Bank NV
12/3/13 to 12/6/13	0.22	376,000	376,000
Mitsubishi UFJ Trust & Banking Corp.
2/21/14	0.32	15,000	15,000
Mizuho Corporate Bank Ltd.
12/13/13 to 3/10/14	0.20 to 0.26	437,000	437,000
National Bank of Canada
2/7/14 to 5/19/14	0.30 to 0.34 (c)	372,000	371,974
Royal Bank of Canada
6/3/14	0.22 (c)	49,000	49,000
Skandinaviska Enskilda Banken
3/20/14	0.24	51,000	51,000
Sumitomo Mitsui Banking Corp.
12/6/13 to 5/15/14	0.12 to 0.31 (c)	705,000	704,999
Sumitomo Mitsui Trust Banking Ltd.
12/19/13 to 3/21/14	0.26 to 0.27	319,000	319,000
Toronto-Dominion Bank
12/20/13 to 4/8/14	0.21 to 0.22 (c)	124,000	124,000
UBS AG
4/30/14	0.26 (c)	120,000	120,000
			4,937,054
TOTAL CERTIFICATE OF DEPOSIT (Cost $6,221,056)			6,221,056
Financial Company Commercial Paper - 15.8%

Bank of Nova Scotia
4/1/14	0.20	75,000	74,950
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/3/13 to 2/5/14	0.24	64,000	63,988
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Barclays U.S. Funding Corp.
12/2/13	0.12%	$ 176,000	$ 175,999
BNP Paribas Finance, Inc.
12/2/13 to 3/25/14	0.22 to 0.25	303,000	302,847
Commonwealth Bank of Australia
12/20/13	0.25	7,000	6,999
Credit Suisse
4/1/14 to 4/7/14	0.28	73,000	72,930
Deutsche Bank Financial LLC
2/26/14	0.22	217,000	216,885
DNB Bank ASA
1/13/14 to 1/21/14	0.22	98,000	97,972
General Electric Capital Corp.
12/16/13 to 5/5/14	0.22	167,000	166,954
ING U.S. Funding LLC (ING Bank NV Guaranteed)
12/2/13	0.20	6,000	6,000
JPMorgan Chase & Co.
12/24/13 to 3/7/14	0.27 (c)	225,000	225,000
Nationwide Building Society
12/10/13 to 3/4/14	0.23 to 0.24	73,000	72,965
Skandinaviska Enskilda Banken AB
12/18/13 to 3/27/14	0.22 to 0.24	296,000	295,816
Societe Generale North America, Inc.
12/2/13	0.12	316,000	315,999
Swedbank AB
2/10/14	0.24	98,000	97,954
Toronto Dominion Holdings (U.S.A.)
2/18/14	0.25	35,000	34,981
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,228,239)			2,228,239
Asset Backed Commercial Paper - 1.7%

Ciesco LP (Citibank NA Guaranteed)

12/16/13	0.29	26,000	25,997
2/3/14	0.31	31,000	30,983
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA)

12/12/13	0.29%	$ 16,000	$ 15,999
12/19/13	0.28	38,000	37,995
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

1/14/14	0.25	60,000	59,982
1/6/14	0.20	65,000	64,987
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $235,943)			235,943
Other Commercial Paper - 3.3%

AT&T, Inc.
12/16/13 to 12/17/13	0.26	36,000	35,996
Credit Suisse
12/5/13	0.27 (c)	75,000	75,000
Devon Energy Corp.
12/30/13	0.32 (c)	69,000	69,000
JPMorgan Securities LLC
5/23/14	0.30	160,000	159,769
Northeast Utilities
12/2/13	0.22	14,000	14,000
PNC Bank NA
4/17/14	0.27	16,000	16,000
The Coca-Cola Co.
5/2/14 to 5/15/14	0.19 to 0.20	43,000	42,965
Toyota Motor Credit Corp.
3/13/14	0.20 (c)	50,000	50,000
TOTAL OTHER COMMERCIAL PAPER (Cost $462,730)			462,730
Treasury Debt - 7.6%

U.S. Treasury Obligations - 7.6%
U.S. Treasury Bills
12/26/13 to 10/16/14	0.11 to 0.16 (e)	426,000	425,708
Treasury Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes
12/15/13 to 9/30/14	0.10 to 0.20%	$ 645,000	$ 648,617
TOTAL TREASURY DEBT (Cost $1,074,325)			1,074,325
Other Note - 1.6%

Bank Notes - 0.4%
Bank of America NA
1/10/14	0.22	65,000	65,000
Medium-Term Notes - 1.2%
Dominion Resources, Inc.
1/13/14	0.37 (b)(c)	39,000	39,000
Svenska Handelsbanken AB
5/15/14 to 5/27/14	0.27 to 0.28 (b)(c)	127,000	127,000
			166,000
TOTAL OTHER NOTE (Cost $231,000)			231,000
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
12/6/13	0.17 (c)
(Cost $25,000)		25,000	25,000
Government Agency Debt - 8.5%

Federal Agencies - 8.5%
Fannie Mae
9/11/14 to 10/21/15	0.15 to 0.16 (c)	237,000	236,958
Federal Home Loan Bank
2/28/14 to 10/23/15	0.10 to 0.25 (c)	503,890	503,862
Freddie Mac
6/26/14 to 10/16/15	0.13 to 0.16 (c)	454,000	453,910
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,194,730)			1,194,730
Other Instrument - 2.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 2.4%
Credit Agricole CIB
12/2/13	0.12%	$ 206,000	$ 206,000
ING Bank NV
12/4/13	0.15	60,000	60,000
RBS Citizens NA
12/4/13	0.25	70,000	70,000
TOTAL OTHER INSTRUMENT (Cost $336,000)			336,000
Other Municipal Debt - 0.1%

Texas - 0.1%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $18,848)	18,600	18,848
Government Agency Repurchase Agreement - 3.7%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 11/29/13 due 12/2/13 (Collateralized by U.S. Government Obligations) #	$ 996	996
With:
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $26,598,769, 4%, 8/1/26)	26,076	26,072
0.15%, dated 10/15/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $17,170,619, 3.5%, 8/1/26)	16,834	16,830
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.14%, dated:
9/11/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $62,239,841, 2.09% - 5.5%, 9/1/23 - 11/1/43)	61,020	61,000
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $43,872,451, 2.09% - 5.5%, 9/1/23 - 11/1/43)	43,015	43,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $35,705,692, 2.35% - 5.5%, 9/1/24 - 11/1/43)	35,012	35,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.15%, dated:
9/20/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at:
$30,609,308, 1.92% - 6%, 9/1/24 - 11/1/43	$ 30,015	$ 30,000
$39,792,100, 1.92% - 5.5%, 7/1/19 - 11/1/43)	39,021	39,000
10/22/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $35,706,099, 2.5% - 5.5%, 9/1/24 - 11/1/43)	35,018	35,000
11/19/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $35,701,934, 1.92% - 5.5%, 9/1/24 - 11/1/43)	35,013	35,000
0.16%, dated 11/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $70,388,759, 1.92% - 5.5%, 9/1/24 - 11/1/43)	69,036	69,000
0.17%, dated 9/9/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $43,877,398, 1.92% - 5.5%, 9/1/23 - 11/1/43)	43,025	43,000
0.18%, dated 9/4/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $17,347,716, 1.92% - 5.5%, 9/1/24 - 11/1/43)	17,011	17,000
0.2%, dated 9/3/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $66,333,150, 1.92% - 5.85%, 3/1/19 - 11/1/43)	65,066	65,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $515,898)		515,898
Other Repurchase Agreement - 9.4%

Other Repurchase Agreement - 9.4%
With:
BNP Paribas Securities Corp. at:
0.27%, dated 11/12/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $16,802,520, 0.86% - 9.88%, 12/17/13 - 3/1/44)	16,004	16,000
0.46%, dated 11/6/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $3,236,069, 4.88% - 11.25%, 3/31/16 - 11/15/43)	3,001	3,000
Citigroup Global Markets, Inc. at:
0.36%, dated 11/29/13 due 12/2/13 (Collateralized by Equity Securities valued at $9,720,301)	9,000	9,000
0.85%, dated 10/18/13 due 1/16/14 (Collateralized by Corporate Obligations valued at $21,622,950, 1.13% - 7.5%, 3/31/16 - 12/15/43)	20,043	20,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
0.87%, dated 11/26/13 due 2/24/14 (Collateralized by Corporate Obligations valued at $7,561,097, 1.13% - 7.5%, 11/15/15 - 12/15/43)	$ 7,015	$ 7,000
0.98%, dated 11/21/13 due 3/4/14 (Collateralized by Mortgage Loan Obligations valued at $34,977,511, 0.01% - 6.05%, 8/31/18 - 12/10/49)	33,162	33,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $18,540,899, 2.45%,10/16/47)	18,001	18,000
0.36%, dated 11/29/13 due 12/2/13 (Collateralized by Corporate Obligations valued at $90,724,283, 5.75% - 15%, 1/15/15 - 1/15/33)	84,003	84,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $14,055,096, 6.25% - 6.27%, 12/10/49 - 2/12/51)	13,021	13,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $28,102,495, 0.33% - 0.51%, 2/25/36 - 1/25/46)	26,040	26,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $14,052,253, 0.4% - 6.27%, 10/25/36 - 2/12/51)	13,046	13,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $14,050,937, 0.41% - 6.27%, 10/25/34 - 2/12/51)	13,046	13,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $14,051,156, 0.4%, 3/25/37)	13,046	13,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $42,138,854, 0.34% - 0.41%, 2/15/30 - 9/25/37)	39,137	39,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $5,416,476, 0.51% - 5.87%, 2/25/36 - 9/15/40)	5,019	5,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $8,672,796, 0.4%, 3/25/37)	8,030	8,000
Deutsche Bank Securities, Inc. at 0.27%, dated 11/26/13 due 12/6/13 (Collateralized by Equity Securities valued at $21,750,088)	20,002	20,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
HSBC Securities, Inc. at 0.21%, dated 11/29/13 due 12/2/13 (Collateralized by Corporate Obligations valued at $129,151,463, 2.13% - 10.18%, 7/8/14 - 12/31/49)	$ 123,002	$ 123,000
ING Financial Markets LLC at 0.19%, dated 11/29/13 due 12/2/13 (Collateralized by Corporate Obligations valued at $26,254,650, 2.75% - 7%, 11/21/14 - 12/13/36)	25,000	25,000
J.P. Morgan Clearing Corp. at:
0.49%, dated 11/8/13 due 2/27/14 (Collateralized by Equity Securities valued at $14,134,904)	13,027	13,000
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $21,748,420)	20,053	20,000
0.6%, dated 10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $28,282,399, 2.5% - 3.75%, 4/15/15 - 1/15/30)	26,052	26,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $27,227,887, 1%, 9/15/16)	25,052	25,000
0.62%, dated:
10/8/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $28,089,483, 0.33%, 12/25/46)	26,094	26,000
10/18/13 due 3/17/14 (Collateralized by Corporate Obligations valued at $28,281,905, 3% - 4%, 3/15/15 - 1/15/30)	26,067	26,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $20,600,248, 6.28% - 7.13%, 9/15/35 - 5/15/42)	20,001	20,000
0.61%, dated:
10/29/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $5,404,294, 0.45% - 7%, 5/25/37)	5,018	5,000
11/13/13 due 3/13/14 (Collateralized by Mortgage Loan Obligations valued at $30,248,241, 0.33%, 12/25/46)	28,057	28,000
0.62%, dated:
10/7/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $47,563,490, 0.37% - 1.15%, 5/19/35 - 8/25/46)	44,159	44,000
11/13/13 due 2/27/14 (Collateralized by Corporate Obligations valued at $28,287,938, 2.5% - 4%, 11/15/15 - 8/1/18)	26,121	26,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.65%, dated 7/19/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $63,873,509, 0.4% - 0.57%, 5/25/35 - 9/25/46)	$ 59,287	$ 59,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 11/27/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $66,952,139, 0% - 4%, 9/25/41 - 9/25/43)	65,003	65,000
0.56%, dated 11/26/13 due 12/3/13 (Collateralized by Corporate Obligations valued at $28,018,513, 0% - 6%, 12/3/13 - 11/20/46) (c)(d)	26,003	26,000
0.73%, dated 11/4/13 due 1/6/14 (Collateralized by Equity Securities valued at $49,708,212)	46,059	46,000
0.85%, dated 11/8/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $14,002,272, 0% - 6.93%, 12/3/13 - 11/19/52)	13,019	13,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.25%, dated 11/12/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $10,501,459, 3.88% - 8.95%, 6/24/14 - 8/15/35)	10,002	10,000
0.27%, dated:
11/4/13 due 12/6/13 (Collateralized by Equity Securities valued at $10,802,279)	10,002	10,000
11/7/13 due 12/6/13 (Collateralized by Equity Securities valued at $10,802,056)	10,002	10,000
0.28%, dated 11/1/13 due 12/4/13 (Collateralized by Equity Securities valued at $5,401,312)	5,001	5,000
Mizuho Securities U.S.A., Inc. at:
0.3%, dated:
11/18/13 due 12/2/13 (Collateralized by Equity Securities valued at $16,201,898)	15,002	15,000
11/19/13 due 12/3/13 (Collateralized by Equity Securities valued at $10,801,213)	10,001	10,000
11/27/13 due 12/6/13 (Collateralized by Equity Securities valued at $10,800,477)	10,001	10,000
11/27/13 due 12/6/13 (Collateralized by Equity Securities valued at $10,889,549)	10,001	10,000
11/29/13 due 12/6/13 (Collateralized by Equity Securities valued at $5,400,144)	5,001	5,000
0.52%, dated 10/31/13 due 12/2/13 (Collateralized by U.S. Government Obligations valued at $10,302,841, 0% - 6.43%, 4/15/19 - 11/15/53)	10,005	10,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at:
0.92%, dated:
10/23/13 due 1/21/14 (Collateralized by Corporate Obligations valued at $11,084,167, 0.43% - 6.78%, 1/25/35 - 8/15/54)	$ 10,023	$ 10,000
11/4/13 due 2/3/14 (Collateralized by U.S. Government Obligations valued at $14,632,053, 0.22% - 7.5%, 12/15/15 - 4/16/54)	14,033	14,000
11/12/13 due 2/10/14 (Collateralized by U.S. Government Obligations valued at $10,497,026, 0.34% - 6.78%, 4/18/16 - 8/15/54)	10,023	10,000
0.94%, dated 9/4/13 due 12/4/13 (Collateralized by U.S. Government Obligations valued at $24,921,941, 0% - 6.53%, 9/15/16 - 3/15/54)	24,057	24,000
1.1%, dated:
9/9/13 due 1/9/14 (Collateralized by U.S. Government Obligations valued at $9,536,282, 0.34% - 6.78%, 4/18/16 - 4/16/54)	9,034	9,000
10/30/13 due 2/27/14 (Collateralized by Mortgage Loan Obligations valued at $10,491,047, 0.36% - 6.43%, 8/15/19 - 4/16/54)	10,037	10,000
RBC Capital Markets Co. at:
0.24%, dated 11/29/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $10,200,205, 2.5% - 5%, 10/1/27 - 11/1/43)	10,000	10,000
0.31%, dated 9/24/13 due 12/6/13 (Collateralized by U.S. Government Obligations valued at $18,545,739, 2.5% - 6.43%, 12/1/25 - 11/1/43)	18,014	18,000
0.4%, dated 11/27/13 due 12/4/13 (Collateralized by Mortgage Loan Obligations valued at $10,696,678, 1.03% - 5.01%, 8/25/29 - 12/15/46)	10,001	10,000
RBS Securities, Inc. at 0.6%, dated 11/27/13 due 12/4/13 (Collateralized by Corporate Obligations valued at $35,865,326, 0.21% - 5.75%, 1/15/45 - 1/25/46)	34,004	34,000
SG Americas Securities, LLC at:
0.24%, dated 11/29/13 due 12/6/13 (Collateralized by Equity Securities valued at $28,080,579)	26,001	26,000
0.26%, dated:
11/25/13 due 12/2/13 (Collateralized by Equity Securities valued at $21,601,119)	20,001	20,000
11/26/13 due 12/3/13 (Collateralized by Equity Securities valued at $14,040,657)	13,001	13,000
11/27/13 due 12/4/13 (Collateralized by Equity Securities valued at $34,561,254)	32,002	32,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at 0.44%, dated:
10/8/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $17,210,586, 0.75% - 6.75%, 2/15/14 - 10/15/39)	$ 16,018	$ 16,000
10/15/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $12,710,548, 0.25% - 4.25%, 5/15/14 - 2/15/33)	12,013	12,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,319,000)		1,319,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $13,862,769)		13,862,769
NET OTHER ASSETS (LIABILITIES) - 1.5%		214,946
NET ASSETS - 100%		$ 14,077,715
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 1.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $34,956,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $35,000,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$996,000 due 12/02/13 at 0.10%
BNY Mellon Capital Markets LLC	$ 118
Mizuho Securities USA, Inc.	878
$ 996
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2013, the cost of investment securities for income tax purposes was $13,862,769,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2014